Pension and Other Postretirement Benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, payment term, option one	10 years
Deferred compensation plan, payment term, option two	15 years
Deferred compensation plan, payment term, option three	20 years
Future estimated funding amount	$ 59,000,000
Multiemployer plan, contributions by employer	3,800,000	$ 0	$ 0
Multiemployer plan, special surcharges	$ 0
Multiemployer pension plans, number of critical plans | plan	8
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Asset return assumption	6.50%	6.50%	6.75%
Future estimated funding amount	$ 56,000,000
PBOP
Defined Benefit Plan Disclosure [Line Items]
Asset return assumption	6.50%	6.50%	6.75%
PBOP | Maximum
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	6.00%
PBOP | Minimum
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	4.50%
Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
EIP, percent of compensation deferred with match	50.00%
EIP, employer matching contribution, percent of match	3.50%
Employee investment plan cost	$ 6,900,000	$ 6,100,000	$ 5,900,000
Deferred compensation plan, maximum percentage of salary deferral	100.00%
Deferred compensation plan, matching percentage	3.50%
Deferred Compensation Plan, percent of amount deferred with match	50.00%
Period of additional option to receive payment	5 years
Deferred compensation, percentage of multiple interest rate	150.00%
Increments of change to the discount rate	0.25%
Increase of discount rate	2.25%
Increase of asset return assumption	0.25%
Asset return assumption	6.75%	6.50%
Centuri
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, maximum percentage of salary deferral	80.00%
Deferred compensation plan, matching percentage	5.00%
Defined contribution plans, employer contribution amount	$ 13,000,000	$ 9,000,000	9,000,000
Deferred compensation plan, percentage of contributions with matching	100.00%
Deferred compensation plan, vesting percentage of deferral	100.00%
Multiemployer plan, contributions by employer	$ 71,000,000	$ 57,400,000	$ 44,300,000